Note 6 - Premises and Equipment - Major Classifications of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Land and land improvements	$ 2,891	$ 1,943
Building and leasehold improvements	12,081	11,414
Furniture, fixtures, and equipment	5,404	4,853
	20,376	18,210
Less accumulated depreciation and amortization	9,173	8,438
Total	$ 11,203	$ 9,772